Income Taxes - Unrecognized Tax Benefits (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits
Balance at beginning of year	$ 59.9	$ 53.8	$ 54.0
Increases (decreases) for prior year tax positions	(0.3)	(0.2)	(0.8)
Increases (decreases) for current year tax positions	70.7	7.7	0.9
(Decreases) from statute lapses	0.0	(1.4)	(0.3)
Balance at end of year	130.3	59.9	$ 53.8
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	0.0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	111.6	41.6
Unrecognized tax benefits that would result in adjustments to other tax accounts	$ 18.7	$ 18.4
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Open Tax Year by Major Tax Jurisdiction	2012
Earliest Tax Year [Member] | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year by Major Tax Jurisdiction	2007